Summary of Significant Accounting Policies - Identified Intangible Assets Identified by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	$ 4,743	$ 4,073
Additions to intangible assets	696	981
Amortization	(363)	(305)
Currency translation adjustments and other	(21)	(6)
Ending Balance	5,055	4,743
Discontinued Operations [Member]
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	74	20
Additions to intangible assets		58
Amortization	(6)	(4)
Currency translation adjustments and other
Ending Balance	68	74
Rig Systems [Member]
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	62	56
Additions to intangible assets	190	18
Amortization	(21)	(14)
Currency translation adjustments and other	1	2
Ending Balance	232	62
Rig Aftermarket [Member]
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	89	92
Additions to intangible assets	59
Amortization	(6)	(3)
Currency translation adjustments and other
Ending Balance	142	89
Wellbore Technologies [Member]
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	2,942	3,134
Additions to intangible assets	286	8
Amortization	(217)	(203)
Currency translation adjustments and other	(12)	3
Ending Balance	2,999	2,942
Completion & Production Solutions [Member]
Intangible Asset Excluding Goodwill [Line Items]
Beginning Balance	1,576	771
Additions to intangible assets	161	897
Amortization	(113)	(81)
Currency translation adjustments and other	(10)	(11)
Ending Balance	$ 1,614	$ 1,576